PRINCIPAL ACCOUNTING POLICIES - RSUs activities (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted average grant date fair value
Unrecognized compensation cost	$ 350
Weighted average vesting period	2 years 4 months 24 days
Restricted stock units (RSUs)
Number of Shares
Unvested at beginning year (in shares)	869,620	934,512	4,008,768
Granted (in shares)	255,000	255,004	550,888
Vested (in shares)	(243,625)	(215,484)	(3,439,944)
Forfeited (in shares)	(129,489)	(104,412)	(185,200)
Unvested at end of year (in shares)	751,506	869,620	934,512
Weighted average grant date fair value
Unvested at beginning of year (in dollars per share)	$ 32.65	$ 33.79	$ 37.94
Granted (in dollars per share)	24.67	31.35	28.49
Vested (in dollars per share)	36.15	37.26	37.53
Forfeited (in dollars per share)	33.92	30.12	38.42
Unvested at end of year (in dollars per share)	$ 28.59	$ 32.65	$ 33.79
Unrecognized compensation cost	$ 14
Weighted average vesting period	1 year 10 months 24 days